Acquisitions, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions, Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill balance
CHANGES IN GOODWILL BALANCES

	2014				2013
			Dispositions,				Dispositions,
			currency				currency
	Balance at		exchange	Balance at	Balance at		exchange	Balance at
(In millions)	January 1	Acquisitions	and other	December 31	January 1	Acquisitions	and other	December 31

Power & Water	$8,822	$21	$(89)	$8,754	$8,821	$-	$1	$8,822
Oil & Gas	10,516	276	(220)	10,572	8,365	2,217	(66)	10,516
Energy Management	4,748	-	(178)	4,570	4,610	7	131	4,748
Aviation	9,103	-	(151)	8,952	5,975	3,043	85	9,103
Healthcare	16,643	1,004	(115)	17,532	16,762	45	(164)	16,643
Transportation	1,012	2	(127)	887	999	-	13	1,012
Appliances & Lighting	606	-	(380)	226	611	-	(5)	606
GE Capital	25,453	-	(964)	24,489	26,045	17	(609)	25,453
Corporate	3	31	-	34	-	4	(1)	3
Total	$76,906	$1,334	$(2,224)	$76,016	$72,188	$5,333	$(615)	$76,906

Goodwill and other intangible assets
OTHER INTANGIBLE ASSETS - NET

(In millions)	2014	2013

Intangible assets subject to amortization	$13,917	$13,976
Indefinite-lived intangible assets(a)	130	160
Total	$14,047	$14,136

(a) Indefinite-lived intangible assets principally comprise trademarks and in-process research and development.

Intangible assets subject to amortization
INTANGIBLE ASSETS SUBJECT TO AMORTIZATION

	2014			2013
	Gross			Gross
	carrying	Accumulated		carrying	Accumulated
December 31 (In millions)	amount	amortization	Net	amount	amortization	Net

Customer-related	$8,483	$(2,616)	$5,867	$7,937	$(2,311)	$5,626
Patents and technology	6,772	(2,977)	3,795	6,596	(2,615)	3,981
Capitalized software	8,229	(4,944)	3,285	8,215	(5,224)	2,991
Trademarks	1,159	(271)	888	1,356	(295)	1,061
Lease valuations	140	(124)	16	165	(124)	41
Present value of future profits(a)	614	(614)	-	574	(574)	-
All other	460	(394)	66	635	(359)	276
Total	$25,857	$(11,940)	$13,917	$25,478	$(11,502)	$13,976

(a) Balances at December 31, 2014 and 2013 reflect adjustments of $293 million and $322 million, respectively, to the present value of future profits in our run-off insurance operation to reflect the effects that would have been recognized had the related unrealized investment securities holding gains and losses actually been realized.

Components of finite-lived intangible assets
COMPONENTS OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED DURING 2014

		Weighted-average
	Gross	amortizable period
(In millions)	carrying value	(in years)

Customer-related	$730	14.1
Patents and technology	178	10.8
Capitalized software	1,120	5.6
Trademarks	52	17.2
All other	6	2.5

Consolidated amortization
ESTIMATED 5 YEAR CONSOLIDATED AMORTIZATION

(In millions)	2015	2016	2017	2018	2019

Estimated annual pre-tax amortization	$1,700	$1,544	$1,395	$1,236	$1,072